STATEMENT OF ADDITIONAL INFORMATION

                             DATED OCTOBER 10, 2003

                           TRENDSTAR INVESTMENT TRUST
                          7300 College Blvd., Suite 308
                             Overland Park, KS 66210
                            TELEPHONE: 1-888-747-4872
                         Website: www.TrendStarfunds.com


This Statement of Additional Information is not a prospectus. It is intended to supplement and should be read in conjunction with the Prospectus of the
TrendStarSM Small-Cap Fund and the TrendStarSM American Endeavor Fund (the Prospectus), dated October 10, 2003. You may obtain a copy of the Prospectus, free of charge, by writing to TrendStarSM Investment Trust, c/o Unified Fund Services, Inc., P.O. Box 6110, Indianapolis, IN 46206-6110, or by calling the Trust at 1-888-747-4872, or by visiting the Trust's website at www.TrendStarFunds.com.

TABLE OF CONTENTS
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The Funds' Investment Policies, Objectives And Securities Options              1
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Fundamental & Non-Fundamental Investment Restrictions                          6
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Additional Information About the Investment Advisory Agreement                 6
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Information About the Trustees and Officers of the Trust                       7
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Information About Performance Calculations                                     9
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Additional Information About Purchasing and Redeeming Shares                  10
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Additional Tax Information                                                    10
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Information About Portfolio Transactions                                      11
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Information About the Trust's Custodian                                       12
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Information About the Trust's Transfer Agent                                  12
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Information About the Trust's Administrator                                   13
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Information About the Trust's Principal Underwriter                           13
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Information About the Trust's Independent Accountants                         13
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Information About the Trust's Legal Counsel                                   13
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General Information                                                           14
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Financial Statements                                                          16
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                         THE FUNDS' INVESTMENT POLICIES,
                        OBJECTIVES AND SECURITIES OPTIONS

Each Fund's investment objective and the manner in which each Fund pursues its investment objective are generally discussed in the Prospectus. This section provides information concerning each Fund's investment policies and strategies that are not a part of the Fund's principal investment strategy, but may be employed from time to time to help enhance the overall return of a Fund. This section also describes securities in which a Fund may invest but which are not part of the Fund's primary investment strategies.

Each Fund is a diversified Fund, meaning that at least 75% of the Fund's total assets will normally be invested in qualifying securities. Qualifying securities include cash and cash equivalents, other mutual funds, securities backed by the full faith and credit of the United States Government, and any other type of security that, at the time of purchase, comprised not more than 5% of the Fund's total assets. Normally, each Fund will invest at least 80% of total assets in common stock of U.S. companies. The Funds may also invest in the securities listed below to a limited extent.

REAL ESTATE INVESTMENT TRUSTS. Each Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 20% of its assets in REITS.

FOREIGN SECURITIES. Each Fund may invest up to 10% of its total net assets in the common stock of foreign issuers including, but not limited to, foreign securities in the form of American Depository Receipts (ADRs). Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company, because foreign companies may not be subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing, and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage, or political or social instability that could negatively affect the Fund.

PREFERRED STOCK. Each Fund may invest in preferred stocks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred shares are generally payable at the discretion of the issuer's board of Trustees. Accordingly, shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred shares are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes, and preferred stocks that may be converted into or exchanged for common stock and/or other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund's investment objectives and policies.

DEBT SECURITIES. Each Fund may invest in corporate and U.S. Government debt securities. U.S. Government securities include direct obligations of the U.S.
Government and obligations issued by U.S. Government agencies and instrumentalities. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are primarily exposed to interest rate risk.

CREDIT RISK. A debt instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poors or any similar rating by any national credit rating service. However, this section will not apply to investments made pursuant to the Fund's policy on Special Situations under which the Fund may invest in corporate obligations without regard to credit rating, current yield, or public registration.

INTEREST RATE RISK. All debt securities face the risk that their principal value will decline because of a change in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise and will rise in value when interest rates decline. Also, securities with longer maturities will experience a more pronounced change in value when interest rates change.

MUTUAL FUNDS. Subject to restrictions set forth in the Investment Company Act of 1940, as amended (the "1940 Act") each Fund may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, each Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

REPURCHASE AGREEMENTS. Each Fund may invest a portion of its assets in repurchase agreements (Repos) with broker-dealers, banks, and other financial institutions; provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, a Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified price and time (as short as one day and as long as several weeks). The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Funds must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom a Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Funds will enter into Repos only with institutions and dealers considered creditworthy.

REPURCHASE AGREEMENT RISK. A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens, the Fund can lose money because it may not be able to sell the securities at the agreed-upon time and price or because the securities may lose value before they can be sold.

CASH RESERVES. Each Fund may hold a significant portion of its net assets in cash or cash equivalents, either to maintain liquidity or for temporary defensive purposes. Each Fund will normally invest its remaining assets in cash and cash equivalents, such as U.S. Government debt instruments, other money market funds, and repurchase agreements.

RESTRICTED AND ILLIQUID SECURITIES. The Funds will not invest more than 15% of their net assets in securities that the Advisor determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Funds will not invest in such securities in excess of the limits set forth above.

The Funds may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such good faith manner as the Trust's Board of Trustees deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. Each Fund may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to, liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Fund will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Each Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. A Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, each Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, Each Fund may seek to achieve its investment objective by investing substantially all of its net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Trustees, the Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

OPTIONS. The Funds may invest in options on equity securities and securities indices, and options on futures contacts. The primary risks associated with these investments are; (1) the risk that a position cannot be easily closed out due to the lack of a liquid secondary market, and (2) the risk that changes in the value of the investment will not correlate to changes in the value of the underlying security. Further. over-the-counter options can be less liquid than exchange-traded options. Accordingly, the Funds will treat over-the-counter options as illiquid securities. Investing in options involves specialized skills and techniques different from those associated with ordinary portfolio transactions. The Funds may invest not more than 10% of their total assets in options transactions. Options may be purchased for hedging purposes, or to provide a viable substitute for direct investment in, and/or short sales of, specific equity securities. The Funds may write (sell) stock or stock index options only for hedging purposes or to close out positions in stock or stock index options that the Fund has purchased. The Funds may only write (sell) "covered" options.

FUTURES CONTRACTS AND RELATED OPTIONS. To hedge against changes in securities prices or interest rates, the Funds may purchase and sell various kinds of futures contracts, and purchase and write call and put options on such futures contracts. Permissible futures contracts investments are limited to futures on various equity securities and other financial instruments and indices. The Fund will engage in futures and related options transactions for bona-fide hedging or other non-hedging purposes as permitted by regulations of the Commodity Futures Trading Commission.

The Funds may only purchase or sell non-hedging futures contracts, or purchase or sell related non-hedging options, except for closing purchase or sale transactions, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing non-hedging futures and related non-hedging options positions, and the amount of premiums paid for existing non-hedging options on futures (net of the amount the positions are "in the money") does not exceed 5% of the market value of the Fund's total assets. Otherwise, the Fund may invest up to 10% of its total assets in initial margins and premiums on futures and related options.

PORTFOLIO TURNOVER. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. The Funds' principal investment strategies typically do not generate high turnover rates, and each Fund anticipates that its portfolio turnover rates during its first fiscal year will not exceed 100%. However, there can be no assurance that a Fund will not exceed this rate, and Each Fund's portfolio turnover rate may vary from year to year

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                          FUNDAMENTAL & NON-FUNDAMENTAL
                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies and may be changed only with the approval of a majority of the outstanding voting securities of the Fund(s) as defined in the 1940 Act. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of the Fund(s) means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

The following investment restrictions apply to all Funds. Each Fund will not:

1) acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.
2) under normal circumstances invest more that 25% of its assets in a single industry.
3) borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing.
4)   underwrite the distribution of securities of other issuers.
5) invest in companies for the purpose of management or the exercise of control.
6) lend money (but this restriction shall not prevent the Funds from investing in debt securities or repurchase agreements, or lend its portfolio securities).
7)   issue senior securities.
8) invest in oil, gas, or other mineral exploration or development programs; although each Fund may invest in marketable securities of companies engaged in oil, gas, or mineral exploration.

9) purchase or sell real estate, real estate loans, or real estate limited partnerships; although each Fund may invest in marketable securities of companies that invest in real estate or interests in real estate.
10)  invest in commodities or commodities futures or options contracts.
11) as to 75% of its total assets, purchase the securities of an issuer if as a result, more than 5% of the value of the Fund's assets (valued at time of purchase) would be invested in the securities of that issuer.

The Funds have also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval. The Funds may not:

1)   Make margin purchases.
2) Invest more than 15% of their net assets (valued at time of investment) in securities that are not readily marketable.
3) Acquire securities of other investment companies except as permitted by the 1940 Act.
4) Pledge, mortgage, or hypothecate their assets, except for temporary or emergency purposes and then to an extent not greater than 5% of their total assets (valued at the time of borrowing).

                          ADDITIONAL INFORMATION ABOUT
                        THE INVESTMENT ADVISORY AGREEMENT

Information on the Fund's investment adviser, TrendStarSM Advisors, LLC, 7300 College Blvd., Suite 308, Overland Park, KS 66210 (the Advisor), is set forth in the Prospectus. This section contains additional information concerning the Advisor and the advisory agreement between the Advisor and the Trust.

The Advisor manages the investment portfolio and the general business affairs of each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor manages the investment operations of each Fund in accordance with the Fund's investment policies and restrictions. The Advisor furnishes an investment program for each Fund; determines what investments should be purchased, sold, and held; and makes changes on behalf of the Trust in the investments of each Fund. At all times the Advisor's actions on behalf of the Funds are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Advisor shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Advisor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement has an initial term of two years. Thereafter, the Advisory Agreement may be continued from year to year so long as its continuance is approved at least annually at a meeting called for that purpose by the vote, cast in person, of a majority of the Trustees who are not interested persons of the Funds or the Advisor, and by a majority of the Board of Trustees as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Funds. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

For its investment advisory services to each Fund, each Fund pays to the Advisor, on the last day of each month, an annualized fee equal to 0.90% of average net assets of each Fund, such fee to be computed daily based upon the daily average net assets of each Fund.

The Advisor has voluntarily agreed to waive receipt of its fees and/or reimburse certain Fund expenses (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to assist each Fund to maintain a Total Annual Operating Expense ratio of not greater than 1.40%. The Advisor may terminate its voluntary commitment at any time. The Funds have entered into an expense recapture agreement with the Advisor wherein the Advisor may recover such outlays made on a Fund's behalf for a period of not more than three years after the expense was incurred. The Advisor may only avail itself of this recover if such recovery would not cause the affected Fund's Total Annual Expense Ratio to exceed 1.40%. The Advisor has also paid all the organizational expenses of the Trust, and the expense recapture agreement further provides for the recovery of those expenses by the Advisor for a period of not greater than one year after the Trust commences investment operations, but only if such recovery would not cause the Funds' Total Annual Expense Ratio to exceed 1.40%.

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In approving the investment advisory agreement between the Trust and TrendStarSM Advisors, LLC (the Advisor"), the Trustees considered a number of factors which they considered material to the Agreement. Firstly, the Board concluded that the staff and senior management of the Advisor were experienced industry professionals that would perform their functions in a capable manner. The primary portfolio managers were each experienced in managing similar funds in the past, and each had achieved an excellent reputation for their management skills. The Trustees examined the fees to be paid to the Advisor and determined that the fees were reasonable in light of the services provided and the fees charged by other advisers to similar funds offering similar services. The Trustees noted that the Advisor would serve as investment adviser not only to each of the Trust's Fund's, but was also planning to provide investment advisory services to separate accounts. Accordingly, the Trustees sought and received assurances from the Advisor that excessive and improper fall-out benefits or ancillary benefits would not accrue to other Advisor clients as a result of the Advisor's relationship with the Trust. The Trustees also received information adequate to assure them of the financial capabilities of the Advisor and that it would have adequate access to the books, records and transactions of the Funds to properly perform its duties. The Trustees did not assign any relative value to the factors it considered. Instead, they considered all such factors, taken as a whole.

                         INFORMATION ABOUT THE TRUSTEES
                            AND OFFICERS OF THE TRUST

The Board of Trustees (the "Board" or the "Trustees") has overall responsibility for conduct of the Trust's affairs. The day-to-day investment operations of the Funds are managed by the Advisor, subject to the review by the Board. The Trustees of the Trust, including those Trustees who are also officers, are listed below.

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                                                        INTERESTED TRUSTEES
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                        POSITION(S)       TERM OF OFFICE &                                         FUNDS        OTHER TRUSTEE/
                        HELD WITH THE     LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING       OVERSEEN     DIRECTORSHIPS HELD
NAME, AGE & ADDRESS     TRUST             SERVED              PAST 5 YEARS                         BY TRUSTEE   BY TRUSTEE
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THOMAS W. LAMING*       Interested        Indefinite.         President and Chief Investment            3              None
                        Trustee,                              Officer of TrendStar Advisors,
7300 College Blvd.,     President         Since September,    LLC, Overland Park, KS, since
Suite 308                                 2003                August, 2003.  Previously Senior
Overland Park, KS                                             Vice President and Portfolio
66210                                                         Manager with Kornitzer Capital
                                                              Management, Inc., in Shawnee
(08-11-1958)                                                  Mission, Kansas, an investment
                                                              advisory firm, from January 1993
                                                              to August 2003.  Previously a
                                                              Senior Engineer at Martin Marietta
                                                              in Denver, Staff Engineer with TRW
                                                              at the Johnson Space Center in
                                                              Houston and at TRW's Space Park
                                                              Facility in Redondo Beach, and
                                                              technology analyst with Waddell &
                                                              Reed in Overland Park, Kansas.
                                                              Senior Member of the American
                                                              Institute of Aeronautics and
                                                              Astronautics.  M.B.A. from Indiana
                                                              University, M.S. in Aeronautics
                                                              and Astronautics from the
                                                              Massachusetts Institute of
                                                              Technology and a B.S., with
                                                              highest distinction, in Physics
                                                              from the University of Kansas.
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                                       7

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JAMES R. MCBRIDE*       Interested        Indefinite.         Vice President & Co-Portfolio             3              None
                        Trustee,                              Manager, TrendStar Capital Mgmt,
7300 College Blvd.,     Treasurer         Since September,    LLC, since August, 2003.
Suite 308                                 2003                Previously Vice President and
Overland Park, KS                                             research Analyst, Kornitzer
66210                                                         Capital Management, Inc., from
                                                              2000 to 2003.  Program Manager,
(05-25-1961)                                                  Senior Analyst and various other
                                                              management positions, Hewlett
                                                              Packard, from 1989 to 2000.  M.B.A
                                                              in finance from Indiana
                                                              University, B.S., with honors, in
                                                              Mechanical Engineering, from
                                                              Wichita State University
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                                               DISINTERESTED (INDEPENDENT) TRUSTEES
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                        POSITION(S)       TERM OF OFFICE &                                         FUNDS        OTHER TRUSTEE/
                        HELD WITH THE     LENGTH OF TIME      PRINCIPAL OCCUPATION(S) DURING       OVERSEEN     DIRECTORSHIPS HELD
NAME, AGE & ADDRESS     TRUST             SERVED              PAST 5 YEARS                         BY TRUSTEE   BY TRUSTEE
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ROBERT C. KLEMKOSKY     Independent       Indefinite.         Faculty member of Indiana                 3              None
                        Trustee                               University since 1976 and Fred T.
7300 College Blvd.,                       Since September,    Greene Professor of Finance at the
Suite 308                                 2003                Indiana University Kelley School
Overland Park, KS                                             of Business since 1982.  Also
66210                                                         currently serves as Chairperson of
                                                              the Finance Department.
(11-05-1939)                                                  Previously held positions in the
                                                              corporate treasurer's department
                                                              of Dow Chemical Co. and credit
                                                              analyst in corporate lending for
                                                              the National Bank o Detroit.  Has
                                                              published over thirty articles
                                                              relating to financial markets and
                                                              research and has taught
                                                              international financial related
                                                              courses in France, Venezuela,
                                                              Poland, the Czech Republic,
                                                              Hungary, Finland, Russia, Slovenia
                                                              and South Korea.  Holds a B.A. and
                                                              Ph.D. from Michigan State
                                                              University and an M.B.A. from the
                                                              University of Michigan
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                                       8

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TERRY MATLACK           Independent       Indefinite.         Partner, Kansas City Equity               3            Director,
                        Trustee                               Partners, a small business                         Enterprise Center
7300 College Blvd.,                       Since September,    investment company venture capital                of Johnson County,
Suite 308                                 2003                firm, since 2001.  Previously                         Lenexa, KS
Overland Park, KS                                             President, GreenStreet Capital,
66210                                                         Inc., a private equity investment                  Director, Kansas
                                                              firm, from 1998 to 2001,                           Venture Capital,
(02-25-1956)                                                  President, Ameritel Payphones,                      Inc., Overland
                                                              Inc, a consolidator of regional                        Park, KS
                                                              inmate telephone companies, from
                                                              1995 to 1997, Executive                            Director, Reserve
                                                              Vice-President and Director, W.K.                     Facilities
                                                              Communications, Inc., a cellular                    Partners, LLC,
                                                              communications company, from 1990                   Clearwater, KS
                                                              to 1995.  Received a B.S. in
                                                              Business Administration from                      Managing Director,
                                                              Kansas State University,                           Tortoise Capital
                                                              Manhattan, Kansas in 1978, an                       Advisors, Inc.,
                                                              M.B.A. from the University of                      Overland Park, KS
                                                              Kansas, Lawrence, Kansas, in 1982
                                                              and a Juris Doctorate from the                         Director,
                                                              University of Kansas School of Law                 freightPro, Inc.,
                                                              in 1982.                                           Overland Park, KS

                                                                                                                  Director, LICO,
                                                                                                                Inc., Kansas City,
                                                                                                                        MO

                                                                                                                   Director, ACT
                                                                                                                 Teleconferencing,
                                                                                                                 Inc., Denver, CO
                                                                                                                   (NASDAQ, ACTT)
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P. BRADLEY ADAMS        Independent       Indefinite.         Currently a retired investor.             3              None
                        Trustee,                              Vice President of Finance and
7300 College Blvd.,     Chairman          Since September,    Operations, Chief Operating
Suite 308                                 2003                Officer and Director, Jones &
Overland Park, KS                                             Babson, Inc., Kansas City, MO, an
66210                                                         investment company service
                                                              provider, from 1984 to 2003. B.S.
(08-05-1960)                                                  in Finance from University of
                                                              Wyoming in 1983. M.B.A. from
                                                              Rockhurst College, Kansas City,
                                                              MO in 1987.
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*Messrs. Laming and McBride are considered "Interested" Trustees of the Trust because of their affiliation with the Trust's investment Advisor, TrendStarSM Advisors, LLC. Mr. Laming is further considered to be an "Interested" Trustee because as of September 30, 2003, he was the Trust's controlling shareholder.

Audit Committee
---------------
The Board of Trustees has formed an Audit Committee to oversee the financial reporting of the Funds, nominate independent auditors to conduct audits of the Funds' financial statements, and perform other related duties. The Audit Committee has adopted a charter to govern such activities. The members of the Audit Committee are: P. Bradley Adams, Terry Matlack and Robert C. Klemkosky. Since this is a new fund complex, the Audit Committee has not held any meetings.

Compensation
------------
Each Trustee who is not an "interested person" of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Because this is a new Fund complex, the Trust has not yet paid any compensation to its independent Trustees and does not anticipate paying any such compensation for its first fiscal year of operations.

Trustee Ownership of Fund Shares
--------------------------------

As of September 30, 2003, the Trustees owned the following aggregate amounts of Fund shares:

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                             DOLLAR RANGE OF FUND SHARES HELD IN EACH     AGGREGATE DOLLAR RANGE IN ALL
NAME OF TRUSTEE              FUND OF THE TRUST                            FUNDS OVERSEEN BY TRUSTEE IN TRUST
------------------------------------------------------------------------------------------------------------
Thomas W. Laming             Small-Cap-         $10,000 to $50,000                  Over $100,000
                             American Endeavor- $10,000 to $50,000
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James R. McBride                                None                                     None
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P. Bradley Adams None None
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Robert C. Klemkosky                             None                                     None
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Terry Matlack                                   None                                     None
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     CONTROL PERSONS AND SHAREHOLDERS OWNING IN EXCESS OF 5% OF FUND SHARES

Mr. Thomas W. Laming has purchased sufficient shares of the Trust to qualify the Funds for public offering in accordance with law, and as of September 30, 2003 is deemed to control each Fund. As a controlling shareholder of the Trust, Mr. Laming will have the voting power to individually elect trustees and approve various material contracts, policies and procedures relating to the Trust.

                                INFORMATION ABOUT
                            PERFORMANCE CALCULATIONS

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

Average Annual Total Return is computed as follows:  P(1+T)^[n] = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

From time to time the Funds also quote "Average Annual Total Return (After Taxes on Distributions)" for specified time periods of 1, 5 and 10 year intervals.

Average Annual Total Return (After Taxes on Distributions) is computed as follows:

P(1+T)^[n] = ATV
                D

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return (after taxes on distributions) n = number of years
          ATV  = ending value of a hypothetical $1,000 payment made at the
             D
beginning of the 1-, 5-, or 10 year period at the end of the 1-, 5- or 10 year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption.

Each Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

The yield of a Fund is computed by dividing the net investment income per share earned during the period stated in the advertisement by the maximum offering price per share on the last day of the period. For the purpose of determining net investment income, the calculation includes, among expenses of the Fund, all recurring fees that are charged to all shareholder accounts and any nonrecurring charges for the period stated. In particular, yield is determined according to the following formula:

                          Yield =2[(A - B/CD + 1)^6-1]

Where: A equals dividends and interest earned during the period; B equals expenses accrued for the period (net of reimbursements); C equals average daily number of shares outstanding during the period that were entitled to receive dividends; D equals the maximum offering price per share on the last day of the period.

In sales literature, a Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, a Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                          ADDITIONAL INFORMATION ABOUT
                         PURCHASING AND REDEEMING SHARES

Purchases and  redemptions of each Fund's shares will be made at net asset value
(NAV). Each Fund's NAV is determined on days on which the New York Stock Exchange (NYSE) is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges or in the over-the-counter market in which transaction prices are reported are valued at the closing price reported by the exchange on which the securities are traded. Lacking a closing price, a security is valued at its last bid price. Securities for which quotations are not available (and any other assets) are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

Each Fund is open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern Time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and then dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Funds generally do not charge sales or redemption fees, the NAV is the offering price for shares of each Fund.

                           ADDITIONAL TAX INFORMATION

Each Fund intends to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, each Fund must, among other qualifications, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a RIC and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

Each Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November, and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Funds will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                                INFORMATION ABOUT
                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for each Fund are made by the Advisor. In placing purchase and sale orders for portfolio securities for a Fund, it is the policy of the Advisor to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Advisor's evaluation of the broker-dealer's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's spread, the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided by the broker-dealer.

The Advisor may purchase or sell portfolio securities on behalf of a Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund generally does not pay commissions. However, the price paid for the security may include an undisclosed commission or mark-up or selling concessions. The Advisor normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Advisor may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Advisor may feel that better prices are available from non-principal market makers who are paid commissions directly.

The Advisor may combine transaction orders placed on behalf of a Fund with orders placed on behalf of another advisory client, including a partnership or private account where principals and employees of the Advisor have an interest, for the purpose of obtaining a more favorable transaction price. If an aggregated trade is not completely filled, then the Advisor allocates the trade among the Fund and its other advisory clients, as applicable, on a pro rata basis or such other allocation method that, in the opinion of the Advisor, will result in fairness to all participants. Exemptions to trade allocation policies are permitted on a case-by-case basis when judged by the Advisor to be fair and reasonable to the Fund and any other accounts involved. Since a Fund's objectives will differ at times from those of other advisory clients, the Fund may not participate in certain aggregated trades or may purchase or sell securities not owned by other advisory clients.

          PERSONAL TRADING BY THE PORTFOLIO MANAGERS AND OTHER INSIDERS

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust and the Advisor have adopted Codes of Ethics restricting personal securities trading by certain persons who are affiliated with the Trust and/or the Advisor. These Codes are on public file and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by these persons in securities held or to be acquired by a Fund, under certain circumstances, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                              INFORMATION ABOUT THE
                                TRUST'S CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215 (the Custodian) serves as custodian of the cash and securities of each Fund. The Custodian holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Trust. The Custodian does not exercise any supervisory function over management of the Funds, the purchase and sale of securities, or the payment of distributions to shareholders.

                              INFORMATION ABOUT THE
                             TRUST'S TRANSFER AGENT

Unified Fund Services, Inc. (the "Transfer Agent"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, serves as the Trust's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent, subject to the supervision of the Board of Trustees, provides transfer agency services pursuant to an agreement with the Trust. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. For its services to the Trust, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the aggregate average net assets of the Funds, as determined by valuations made as of the close of each business day of the month. Each Fund is charged its pro rata share of such expenses.

                              INFORMATION ABOUT THE
                              TRUST'S ADMINISTRATOR

The Transfer Agent also performs certain administrative tasks administrator for the Funds pursuant to a written agreement with the Trust. The Transfer Agent also supervises all aspects of the operations of the Funds except those reserved by the Funds' investment adviser under its advisory agreement with the Trust. The Transfer Agent is responsible for:

     1)   calculating each Fund's net asset value;
     2) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Trust Act of 1940; 3) preparing financial statements contained in reports to stockholders of the; Fund
     3)   preparing  reports  and  filings  with  the  Securities  and  Exchange
          Commission;
     4) preparing filings with state Blue Sky authorities; and (g) maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Trust pays the Transfer Agent an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month. Each Fund bears its pro rata share of such expenses.

                              INFORMATION ABOUT THE
                          TRUST'S PRINCIPAL UNDERWRITER

Unified Financial Securities, Inc. (the "Underwriter"), 431 N. Pennsylvania Street, Indianapolis, IN 46204, acts as the principal underwriter of the Funds' shares pursuant to a written agreement with the Trust ("Distribution Agreement") The Underwriter is a wholly-owned subsidiary company of the Transfer Agent.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party. Pursuant to the Distribution Agreement, the Underwriter facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Funds, the Underwriter is not paid an annual fee. Its services are provided as part of the overall package of services provided by the Transfer Agent. The Underwriter may retain certain underwriting concessions from the sale of Fund shares. Each Fund bears its pro rata share of such expenses.

The Underwriter offers shares of the Funds only upon orders received therefor. The Trust continuously offers shares of each Fund.

                              INFORMATION ABOUT THE
                         TRUST'S INDEPENDENT ACCOUNTANTS

McCurdy & Associates CPA's, Inc., 27955 Clemens Road, Westlake, OH 44145, has been chosen to serve as the Trust's independent auditors for its first fiscal year and to perform an audit of the Trust's initial financial statements and seed capital investments.

                              INFORMATION ABOUT THE
                              TRUST'S LEGAL COUNSEL

David Jones & Assoc., P.C., 395 Sawdust Road, # 2148, The Woodlands, TX 77380, has passed on certain matters relating to the Trust and serves as legal counsel to the Trust.

                               GENERAL INFORMATION

The Trust is an unincorporated business trust organized as the Sirius investment Trust under Delaware law on July 23, 2003 and operates as an open-end management investment company. The Trust changed its name to TrendStar Investment Trust on or about October 2, 2003. The Trust's Agreement and Declaration of Trust authorizes the Board of Trustees to divide Trust shares into various series
("Funds"), each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the issuance of an unlimited number of series and classes of shares. The Trust does not issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund. Shareholders of a Fund are entitled to participate equally in the net distributable assets of the particular Fund involved on liquidation, based on the number of shares of the Fund that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular Fund, the Trustees shall allocate them among any one or more of the Funds as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the Funds of the Trust will vote together and not separately on a Fund -by- Fund or class-by-class basis, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund or class affected by the matter. A Fund or class is affected by a matter unless it is clear that the interests of each Fund or class in the matter are substantially identical or that the matter does not affect any interest of the Fund or class. Under Rule 18f-2, the approval of an investment advisory agreement, a Rule 12b-1 plan, or any change in the fundamental investment policy of a Fund would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular Fund or class.

When issued for payment as described in the Prospectus and this Additional Statement, shares of each Fund will be fully paid and non-assessable.

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

OTHER EXPENSES. Each Fund is responsible for the payment of its expenses. These include, for example, the fees payable to the Advisor, or expenses otherwise incurred in connection with the management of the investment of the Funds' assets, the fees and expenses of the Custodian, the fees and expenses of the Administrator, the fees and expenses of Trustees, outside auditing and legal expenses, all taxes and corporate fees payable by the Fund, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to shareholders, costs of shareholder reports and shareholder meetings, and any extraordinary expenses. Each Fund also pays for brokerage commissions and transfer taxes (if any) in connection with the purchase and sale of portfolio securities. Expenses attributable to a particular series of the Trust will be charged to that series, and expenses not readily identifiable as belonging to a particular series will be allocated by or under procedures approved by the Board of Trustees among one or more series in such a manner as it deems fair and equitable.

The Trust does not intend to hold annual shareholder meetings; it may, however, hold special shareholder meetings for purposes such as changing fundamental policies or electing Trustees. The Board of Trustees shall promptly call a meeting for the purpose of electing or removing Trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares of the Trust. The term of office of each Trustee is of unlimited duration. The holders of a majority of the outstanding shares of the Trust may remove a Trustee from that position either by declaration in writing filed with the Administrator or by votes cast in person or by proxy at a meeting called for that purpose.

Shareholders of the Trust will vote in the aggregate and not by series (Fund) or class, except as otherwise required by the 1940 Act or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular Fund or class. Matters affecting an individual Fund include, but are not limited to, the investment objectives, policies and restrictions of that series. Shares have no subscription, preemptive or conversion rights. Share certificates will not be issued. Each share is entitled to one vote (and fractional shares are entitled to proportionate fractional votes) on all matters submitted for a vote, and shares have equal voting rights except that only shares of a particular series are entitled to vote on matters affecting only that series. Shares do not have cumulative voting rights. Therefore, the holders of more than 50% of the aggregate number of shares of all series of the Trust may elect all the Trustees.

Under Delaware law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust, therefore, contains provisions which are intended to mitigate such liability.

REPORTING TO SHAREHOLDERS. The Trust will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports for the Funds will be audited by independent accountants. In addition, the Trust will send to each shareholder having an account directly with the Trust a quarterly statement showing transactions in the account, the total number of shares owned and any dividends or distributions paid. Inquiries regarding any Fund may be directed in writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,or calling toll free at 1-888-747-4872 .

CODES OF ETHICS. The Board of Trustees of the Trust has approved Codes of Ethics (the Codes) for the Trust and Advisor. The Codes govern the personal activities of persons who may have knowledge of the investment activities of the Funds, requires that they file regular reports concerning their personal securities transactions, and prohibits activities that might result in harm to the Funds. The Board is responsible for overseeing the implementation of the Trust's Code. Copies of each Code have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The Codes are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the Codes can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204,or calling toll free at 1-888-747-4872 .

PRIVACY POLICY. The Board of Trustees of the Trust has approved a privacy policy governing the types of information that may be disclosed about your account and the parties to whom, and the conditions under which, such disclosures may be made. Protecting your personal information is a priority for the Trust and the Trust's privacy policy has been designed to support this objective. The Funds may collect non-public personal information from you in the following ways:

     |X| From information provided by you on applications or other forms submitted to a Fund or to the Transfer Agent; and
     |X|  From information arising from your investment in the Fund(s).

The Trust utilizes electronic, procedural, and physical controls in keeping with industry standards and procedures. For example, each Fund authorizes access to your personal and account information on a "needs information only" basis to personnel utilizing this information to provide products or services to you.

The Trust does not disclose any non-public personal information about you, except as permitted or required by law. For example, the Trust has entered into arrangements with the Advisor to provide investment advisory, administrative, and other services, and a Fund may disclose information about you or information that you have provided to the Fund to the Adviser in connection with the Advisor's responsibilities to the Fund. A copy of the Trust's Privacy Policy will be delivered to you along with confirmation of your initial investment in the Fund(s) and at least annually thereafter. A copy will also be sent to you, free of charge, at your request by writing to the Trust at 431 N. Pennsylvania Street, Indianapolis, IN 46204, or calling toll free at 1-888-747-4872 .

PROXY VOTING PROCEDURES. The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating o securities held by the Funds. Records of the Funds proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. The procedures are also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov) or by writing the SEC's Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at P.O. Box 6110, Indianapolis, IN 46206-6110, or calling toll free at 1-888-747-4872. A copy of the Trust's Proxy Voting Procedures is also attached to this SAI as Appendix 1.

                              FINANCIAL STATEMENTS

SIRIUS INVESTMENT TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 22, 2003


                                   Sirius            Sirius          Sirius
                                Small-Cap          American        Mid-Cap
                                     Fund     Endeavor Fund            Fund

ASSETS
    Cash in Bank                 $ 50,000          $ 50,000          $    0
                                 --------          --------          ------
    Total Assets                 $ 50,000          $ 50,000          $    0
                                 --------          --------          ------

LIABILITIES                        $    0            $    0          $    0
                                 --------          --------          ------
    Total Liabilities              $    0            $    0          $    0
                                 --------          --------          ------

NET ASSETS                       $ 50,000          $ 50,000          $    0
                                 --------          --------          ------

NET ASSETS CONSIST OF
    Capital Paid In              $ 50,000          $ 50,000          $    0
                                 --------          --------          ------

OUTSTANDING SHARES                  5,000             5,000               0

NET ASSET VALUE PER SHARE            $ 10              $ 10            $ 10

OFFERING PRICE PER SHARE             $ 10              $ 10            $ 10

                        See accompanying notes which are
                  an integral part of this financial statement

                             SIRIUS INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                               September 22, 2003


1.   ORGANIZATION
     The Sirius Small-Cap Fund, the Sirius American Endeavor Fund, and the Sirius Mid-Cap Fund (the "Funds") were each organized as separate series of the Sirius Investment Trust (the "Trust"). The Trust is an open-end investment company established as a statutory business trust under the laws of Delaware on July 23, 2003 and operating pursuant to an Agreement and Declaration of Trust (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds are the only Fund series currently authorized by the Trustees.

     The primary investment objective of the Sirius Small-Cap Fund, the Sirius American Endeavor Fund, and the Sirius Mid-Cap Fund is long term growth of capital. Income is a secondary consideration for each Fund.

     The Funds use an independent custodian and transfer agent. No transactions other than those relating to organizational matters, the sale of 5,000 shares of the Sirius Small-Cap Fund, and the sale of 5,000 shares of the Sirius American Endeavor Fund have taken place to date.

2.   RELATED PARTY TRANSACTIONS
     As of September 22, 2003, all of the outstanding shares of the Funds were owned by Thomas W. Laming. A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund. Mr. Laming is President of the Trust and a Trustee, and is the controlling shareholder of Sirius Capital Management, LLC.

     Sirius Capital Management, LLC is the Investment Adviser of the Funds. Under the management agreement, the Investment Adviser receives an annual investment management fee of 0.90% of the average daily net assets of each Fund. The Investment Advisor has voluntarily agreed to waive receipt of its fees and/or reimburse certain expenses of each Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes and extraordinary expenses) in order to attempt to maintain each Fund's Total Annual Operating Expenses at a level not to exceed 1.40%. The Investment Advisor may terminate such actions at any time. In the event that the Investment Advisor does waive fees and/or reimburse expenses, the Funds have entered into an expense recapture agreement with the Investment Advisor which allows the Investment Advisor to recover such outlays for a period of not greater than three years, but only if such recoveries do not cause a Fund's expense ratio to exceed 1.40%.

     Certain trustees and officers of the Sirius Mutual Funds are also directors and officers of Sirius Capital Management, LLC.

3.   DISTRIBUTION FEES
     The Trust has adopted, but not yet implemented, a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the 12b-1 Plan) for each Fund, pursuant to which each Fund would pay the Principal Underwriter a monthly fee for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of each Fund's average daily net assets. The Principal Underwriter may, in turn, pay such fees to third parties for eligible services provided by those parties to the Funds.

                             SIRIUS INVESTMENT TRUST
                     NOTES TO FINANCIAL STATEMENTS (CONT'D)
                               September 22, 2003

3.   DISTRIBUTION FEES (CONT'D)
     The Trust has not implemented the 12b-1 Plan and does not foresee doing so in the coming year. The Board adopted the Plan so that, if and when necessary, the Funds would have available sufficient resources to pay third parties who provide eligible services to the Funds.

4.   CAPITAL STOCK AND DISTRIBUTION
     At  September  22, 2003 paid in capital  amounted to $50,000 for the Sirius
     Small-Cap  Fund  and  $50,000  for  the  Sirius  American   Endeavor  Fund.
     Transactions in capital stock were as follows:

                                                 Sirius
                           Sirius Small-        American         Sirius Mid-
                             Cap Fund         Endeavor Fund       Cap Fund
                             --------         -------------       --------

     Shares Sold               5,000              5,000                 0

     Shares Redeemed               0                  0                 0
                               -----              -----             -----
     Net Increase              5,000              5,000                 0
                               -----              -----             -----
     Shares Outstanding        5,000              5,000                 0
                               -----              -----             -----

5.   OTHER
     Expenses incurred in connection with the organization of the Funds and initial offering of shares will be paid by Sirius Capital Management, LLC. The Funds have entered into an expense recapture agreement with the Investment Advisor to recover such outlays for a period of not greater than one year, but only if such recoveries do not cause a Fund's expense ratio to exceed 1.40%

6.   FEDERAL INCOME TAXES
      The Funds intend to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required.

                                   APPENDIX 1
                                   ----------

                               PROXY VOTING POLICY
                                       of
                          TRENDSTARSM INVESTMENT TRUST
                          ----------------------------

                                     PREFACE

     TrendStarSM Investment Trust (the "Trust") is registered with the Securities and Exchange Commission ( the Commission") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust is a series company, meaning that it can offer an indefinite number of series of Trust shares (each such series a "Fund" and together the "Funds"). The Trust currently offers shares of three Funds, but may offer shares of additional Funds in the future. This policy will address itself to the Trust's existing Funds and any future Funds that may be offered by the Trust.

The Trust's affairs are generally managed by its Board of Trustees (the "Board"). Among its obligations to the Trust's shareholders, the Board is responsible for voting all proxies related to securities held in each Fund's investment portfolio. The Board, consistent with its fiduciary duties and pursuant to applicable rules and regulations promulgated under the 1940 Act, has designed this proxy voting policy (the "Policy") to reflect its commitment to vote all proxies in a manner consistent with the best interests of the Trust's shareholders. The Board or its designated agent(s), consistent with their duty of care, will monitor corporate actions for those securities issuers who have called upon their shareholders to vote proxies or attend shareholder meetings for the purpose of voting upon issues. Consistent with its duty of loyalty, The Board or its designated agent(s) will, in all cases, vote such proxies in a manner designed to promote shareholders' best interests.

KEY PROXY VOTING ISSUES

1.   General Policies
     ----------------

     All proxy solicitations shall be reviewed on an issuer-by-issuer basis, and each item for which a vote is sought shall be considered in the context of the company under review and the various economic impacts such item may have on the Fund's stated investment objectives. The Board or its designated agent(s) will give great weight to the views of the issuer's management, and in most cases will vote in favor of management's recommendations unless it is apparent, after reasonable inquiry, that to vote in accordance with management recommendations would likely have a negative impact on the Trust's shareholder value. In such cases, the Board or its designated agent(s) will engage in an independent analysis of the impact that the proposed action will have on shareholder values and will vote such items in accordance with their good faith conclusions as to the course of action that will best benefit the Trust's shareholders.

2.   Boards of Directors
     -------------------

     Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. The Trust believes that directors should act in the long-term interests of their shareholders and the company as a whole. Generally, when called upon by an issuer to vote for one or more directors, the Board or its designated agent(s) will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company's shareholders. The Board or its designated agent(s) will consider the following factors in deciding how to vote proxies relating to director elections:

In re-electing incumbent directors, the long-term performance of the company relative to its peers shall be the key factor in whether the Board or its designated agent(s) votes to re-elect the director(s). The Board or its designated agent(s) will not vote to re-elect a director if the company has had consistently poor performance relative to its peers in the industry, unless the director(s) has/have taken or is/are attempting to take tangible steps to improve the company's performance.

     |X| Whether the slate of director nominees promotes a majority of independent directors on the full board - The Board believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

     |X|  A director nominee's  attendance at less than 75% of required meetings
          - frequent non-attendance at board meetings will be grounds for voting against re-election.

     |X| Existence of any prior SEC violations and/or other criminal offenses - The Board will not vote in favor of a director nominee who, to the Board or its designated agent(s) actual knowledge, is the subject of SEC or other criminal enforcement actions.

     The Board believes that it is in the shareholders' best interests to have knowledgeable and experienced directors serving on a company's board. To this end, The Board believes that companies should be allowed to establish director compensation packages that are designed to attract and retain such directors. When called upon to vote for director compensation proposals, the Board or its designated agent(s) will consider whether such proposals are reasonable in relation to the company's performance and resources, and are designed to attract qualified personnel yet do not overburden the company or result in a "windfall" to the directors. The Board or its designated agent(s) will vote in favor of proposals that seek to impose reasonable limits on director compensation.

     In all other issues that may arise relating to directors, The Board or its designated agent(s) will vote against any proposal that benefits directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an item-by-item basis.

3.   Corporate Governance
     --------------------

     Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon to vote on such items, the Board or its designated agent(s) shall consider, without limitation, the following factors:

     i. Corporate Defenses. Although the Board or its designated agent(s) will review each proposal on a case-by-case basis, the Board or its designated agent(s) will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. The Board or its designated agent(s) will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

     ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining how to vote on these types of proposals, the Board or its designated agent(s) will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company's long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

     iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, the Board or its designated agent(s) will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. The Board or its designated agent(s) will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

     iv. Executive Compensation. The Board believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. The Board also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, the Board or its designated agent(s) will vote in favor of proposals that provide challenging performance objectives to company executives and which serve to motivate executives to better performance. The Board or its designated agent(s) will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

     The Board or its designated agent(s) will vote against shareholder proposals that summarily restrict executive compensation without regard to the company's performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

     v. Independent Auditors. The engagement, retention and termination of a company's independent auditors must be approved by the company's audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors' fees. In reliance on the audit committee's recommendation, The Board or its designated agent(s) generally will vote to ratify the employment or retention of a company's independent auditors unless the Board or its designated agent(s) is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company's financial position.

4.   Shareholder Rights
     ------------------

     State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon to vote on such items, the Board or its designated agent(s) will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, the Board or its designated agent(s) will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

5.   Social and Environmental Issues
     -------------------------------

     When called upon to vote on items relating to social and environmental issues, the Board or its designated agent(s) will consider the following factors:

     |X| Whether the proposal creates a stated position that could negatively affect the company's reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

     |X| The percentage of assets of the company that will be devoted to implementing the proposal;

     |X| Whether the issue is more properly dealt with through other means, such as through governmental action;

     |X| Whether the company has already dealt with the issue in some other appropriate way; and

     |X|  What other companies have done in response to the issue.

While the Board generally supports shareholder proposals that seek to create good corporate citizenship, the Board or its designated agent(s) will vote against proposals that would tie up a large percentage of the assets of the company. The Board believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. The Board or its designated agent(s) will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. The Board or its designated agent(s) will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.


                             PROXY VOTING PROCEDURES
                                       of
                          TRENDSTARSM INVESTMENT TRUST
                          ----------------------------

1.   The Proxy Voting Officer
     ------------------------

     The Board hereby designates the President and Treasurer of the Trust as the persons responsible for voting all proxies relating to securities held in the Fund's accounts (the "Proxy Voting Officers"). Either person may act on behalf of the Board, and there shall be no requirement that both Proxy Voting Officers vote together. The Proxy Voting Officers may divide or determine responsibility for acting under this Policy in any manner they see fit. The Proxy Voting Officers shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on a pending matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

     If, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund's shareholders to cast a particular vote in a manner that is contrary to this Policy, the Proxy Officer shall submit a request for a waiver to the Board stating the facts and reasons for the Proxy Voting Officer's belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

     In addition, if, in the Proxy Voting Officer's reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer's belief and shall present such summary to the Board along with other reports required in Section 3 below.

2.   Conflict of Interest Transactions
     ---------------------------------

     The Proxy Voting Officer shall submit to the Board all proxy solicitations that, in the Proxy Voting Officer's reasonable belief, present a conflict between the interests of the Fund's shareholders on one hand, and those of a Trustee, Officer, Adviser, Sub-Adviser (if any), Principal Underwriter or any of its affiliated persons/entities (each, an "Affiliated Entity"). Conflict of interest transactions include, but are not limited to, situations where:

an Affiliated Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuer's management or the soliciting shareholder(s);
an Affiliated Entity provides brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;
an Affiliated Entity has a personal or business relationship with a candidate for directorship;
or an Affiliated Entity manages a pension plan or administers an employee benefit plan of the issuer, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the Affiliated Entity whose interests in the transaction are believed to be contrary to the interests of the Fund, a brief description of the conflict, and any other information in the Proxy Voting Officer's possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.   Report to the Board of Trustees
     -------------------------------

     The Proxy Voting Officer shall compile and present to the Board an annual report of all proxy solicitations received by the Fund, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast his/her vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer's reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.   Responding to Fund Shareholders' Request for Proxy Voting Disclosure
     --------------------------------------------------------------------

     Consistent with this Policy, the Trust shall, not later than July 31 of each year, submit a complete record of its proxy voting record to be filed with the Securities and Exchange Commission for the twelve month period ending June 30th of such year on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund's proxy voting record available to any Fund shareholder who may wish to review such record through the Trust's website. The Trust's website shall notify shareholders of the Fund that the Fund's proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust's toll-free number as listed in its current prospectus. The Trust shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

5.   Record Keeping
     --------------

In connection with this Policy, the Proxy Voting Officer shall maintain a record of the following:

copies all proxy solicitations received by the Fund, including a brief summary of the name of the issuer, the exchange ticker symbol, the CUSIP number, and the shareholder meeting date; a reconciliation of the proxy solicitations received and number of shares held by the Fund in the soliciting issuer; the analysis undertaken to ensure that the vote cast is consistent with this Policy; copies, if any, of any waiver request submitted to the Board along with the Board's final determination relating thereto;

     |X|  copies,  if any, of all documents  submitted to the Board  relating to
          conflict  of  interest   situations   along  with  the  Board's  final
          determinations relating thereto;

     |X| copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

     |X|  copies of all votes cast;

     |X|  copies of all quarterly summaries presented to the Board; and

     |X| copies of all shareholder requests for the Fund's proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by the Trust pursuant to applicable rules and regulations promulgated under the 1940 Act.